Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Benefit Plans
18.
Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the nine months ended September 30, 2024 and 2023, the Company did not make any contributions to the plan.

Note 18. Benefit Plans

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Matching contributions to the plan may be made at the discretion of the Company’s board of directors. During the year ended December 31, 2023 and 2022, the Company did not make any contributions to the plan.